RETIREMENT PLANS (Details 4)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension and Postretirement Health Care Benefits
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	100.00%	100.00%
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	34.00%	34.00%
PERCENTAGE OF PLAN ASSETS	37.00%	37.00%
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	9.00%	9.00%
PERCENTAGE OF PLAN ASSETS	9.00%	11.00%
U.S. Pension and Postretirement Health Care Benefits | International equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	13.00%	13.00%
PERCENTAGE OF PLAN ASSETS	13.00%	14.00%
U.S. Pension and Postretirement Health Care Benefits | Core fixed income
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	18.00%	18.00%
PERCENTAGE OF PLAN ASSETS	18.00%	17.00%
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	5.00%	5.00%
PERCENTAGE OF PLAN ASSETS	5.00%	5.00%
U.S. Pension and Postretirement Health Care Benefits | Emerging markets
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	2.00%	2.00%
PERCENTAGE OF PLAN ASSETS	2.00%	2.00%
U.S. Pension and Postretirement Health Care Benefits | Real estate
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	4.00%	4.00%
PERCENTAGE OF PLAN ASSETS	4.00%	3.00%
U.S. Pension and Postretirement Health Care Benefits | Hedge Funds
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	9.00%	9.00%
PERCENTAGE OF PLAN ASSETS	8.00%	8.00%
U.S. Pension and Postretirement Health Care Benefits | Private Equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	6.00%	6.00%
PERCENTAGE OF PLAN ASSETS	4.00%	3.00%
International Pension
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
International Pension | Cash
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	1.00%	1.00%
International Pension | International equity
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	43.00%	43.00%
International Pension | Corporate bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	22.00%	21.00%
International Pension | Government bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	19.00%	18.00%
International Pension | Total fixed income
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	41.00%	39.00%
International Pension | Insurance contracts
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	13.00%	15.00%
International Pension | Real estate
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	2.00%	2.00%